Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investor Class
Prospectus [Line Items]
Annual Return [Percent]	19.38%	10.72%	6.40%	(26.80%)	20.92%	55.55%	25.67%	(25.66%)	33.30%	(1.54%)
Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.71%	22.87%	18.87%	(10.60%)	53.38%	29.91%	21.94%	(12.30%)	27.90%	24.60%
Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.28%	16.14%	15.81%	(11.17%)	43.57%	32.47%	25.07%	(7.23%)	25.54%	7.38%
Investor Class
Prospectus [Line Items]
Annual Return [Percent]	30.71%	7.54%	4.89%	(37.06%)	1.52%	62.86%	22.85%	(24.73%)	40.77%	(5.28%)
Investor Class
Prospectus [Line Items]
Annual Return [Percent]	40.88%	7.29%	(7.70%)	(37.23%)	(5.41%)	56.51%	36.33%	(26.01%)	55.05%	(9.22%)
Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	35.83%	11.79%	16.60%